Segment Information (Details) - Schedule of revenue and operating results by segments - Continuing Operations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Segment Reporting Information [Line Items]
Revenue	¥ 1,401,780	¥ 1,476,347	¥ 666,646
Costs of revenue	(1,180,263)	(1,059,537)	(476,138)
Segment profit	221,517	416,810	190,508
Overseas Schools [Member]
Segment Reporting Information [Line Items]
Revenue	502,607	835,927	181,793
Costs of revenue	(513,871)	(588,840)	(148,332)
Segment profit	(11,264)	247,087	33,461
Complementary Education Services [Member]
Segment Reporting Information [Line Items]
Revenue	625,640	540,387	448,561
Costs of revenue	(382,548)	(338,363)	(285,556)
Segment profit	243,092	202,024	163,005
Domestic Kindergartens & K-12 Operation Services [Member]
Segment Reporting Information [Line Items]
Revenue	273,533	100,033	36,292
Costs of revenue	(283,844)	(132,334)	(42,250)
Segment profit	¥ (10,311)	¥ (32,301)	¥ (5,958)